Severance Indemnities And Pension Plans (Schedule Of Fair Value Of Each Major Category Of Plan Assets For Pension Benefits And SIP Investments Domestic Subsidiaries) (Details) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Domestic subsidiaries, Pension benefits and SIP Investments:
Fair value of debt securities issued by the MUFG Group included in plan assets	¥ 828		¥ 1,821
Percentage of fair value of debt securities issued by the MUFG Group to total fair value of plan assets	0.05%		0.10%
Fair value of common stocks issued by the MUFG Group included in plan assets	5,152		5,522
Percentage of fair value of common stocks issued by the MUFG Group to total fair value of plan assets	0.29%		0.31%
Guaranteed rate of return of Japanese general accounts of life insurance companies	1.17%		1.24%
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	1,750,784		1,799,883
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Level 1 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	683,858		771,250
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	1,011,439		975,676
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Level 3 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	55,487		52,957
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Government Bonds [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	72,752		81,695
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Government Bonds [Member] | Level 1 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	72,752		81,695
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Non-Japanese Government Bonds [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	42,880		43,803
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Non-Japanese Government Bonds [Member] | Level 1 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	42,290		41,397
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Non-Japanese Government Bonds [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	590		2,406
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Other Debt Securities [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	41,638	[1]	64,479	[1]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Other Debt Securities [Member] | Level 1 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	1,169	[1]	4,294	[1]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Other Debt Securities [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	34,474	[1]	53,829	[1]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Other Debt Securities [Member] | Level 3 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	5,995	[1]	6,356	[1]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Marketable Equity Securities [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	546,193	[2]	620,142	[2]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Marketable Equity Securities [Member] | Level 1 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	546,179	[2]	620,056	[2]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Marketable Equity Securities [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	14	[2]	86	[2]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Non-Japanese Marketable Equity Securities [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	19,667		22,294
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Non-Japanese Marketable Equity Securities [Member] | Level 1 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	19,048		21,755
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Non-Japanese Marketable Equity Securities [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	532		446
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Non-Japanese Marketable Equity Securities [Member] | Level 3 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	87		93
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	616,256		572,851
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	607,948		564,037
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds [Member] | Level 3 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	8,308		8,814
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds, Japanese Marketable Equity Securities [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	61,569	[2]	87,472	[2]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds, Japanese Marketable Equity Securities [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	61,569	[2]	87,472	[2]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds, Japanese Debt Securities [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	267,889	[1]	236,111	[1]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds, Japanese Debt Securities [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	267,889	[1]	236,111	[1]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds, Non-Japanese Marketable Equity Securities [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	164,195		158,832
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds, Non-Japanese Marketable Equity Securities [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	164,195		158,832
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds, Non-Japanese Debt Securities [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	81,361		78,877
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds, Non-Japanese Debt Securities [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	75,554		72,564
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds, Non-Japanese Debt Securities [Member] | Level 3 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	5,807		6,313
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds, Other [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	41,242		11,559
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds, Other [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	38,741		9,058
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds, Other [Member] | Level 3 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	2,501		2,501
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Other Investment Funds [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	133,828		140,549
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Other Investment Funds [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	92,731		102,855
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Other Investment Funds [Member] | Level 3 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	41,097		37,694
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese General Account Of Life Insurance Companies [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	166,184	[3]	150,583	[3]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese General Account Of Life Insurance Companies [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	166,184	[3]	150,583	[3]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Other Investments [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	111,386		103,487
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Other Investments [Member] | Level 1 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	2,420		2,053
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Other Investments [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	¥ 108,966		¥ 101,434

[1]	These debt securities include debt securities issued by the MUFG Group in the amount of ¥1,821 million (0.10% of plan assets) and ¥828 million (0.05 % of plan assets) to the pension benefits and SIPs at March 31, 2011 and 2012, respectively.
[2]	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of ¥5,522 million (0.31% of plan assets) and ¥5,152 million (0.29% of plan assets) to the pension benefits and SIPs at March 31, 2011 and 2012, respectively.
[3]	"Japanese general accounts of life insurance companies" is a contract with life insurance companies that guarantees a return of approximately 1.24% (from April 1, 2010 to March 31, 2011) and 1.17% (from April 1, 2011 to March 31, 2012).